Non-current bank credit lines and loan facilities - Schedule of Finance Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Interest expense on drawn facilities	$ 93,809	$ 13,406	$ 13,659
Amortization of financing costs and debt discount	12,890	523	540
Transaction and one time financing costs	75,391	0	0
Other financing costs/(credits)	333	(910)	(923)
Total financing costs	$ 182,423	$ 13,019	$ 13,276